Accounts Payable And Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Payable And Accrued Liabilities [Abstract]
Schedule of Accounts Payable and Accrued Liabilities

As at December 31	2012	2011

Trade Payables	$417	$579
Capital Accruals	415	532
Royalty and Production Accruals	497	580
Other Accruals	497	499
Interest Payable	117	124
Outstanding Disbursements	27	68
Asset Retirement Obligation (See Note 15)	33	46
	$2,003	$2,428